LEASE LIABILITY - (Narrative) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Payments for buying out vehicle leases	$ 61,421
Difference between lease liability and buy out price	$ 196